Net Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income (Loss) Per Share
Computation of basic and diluted net income (loss) per ordinary share

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Basic:
Net income (loss) from continuing operations	386,665	(744,090)	124,737
Net income from discontinued operations	29,665	127,553	—
Less: Net loss attributable to the noncontrolling interests	(5,978)	(317,163)	(5,773)
Net income (loss) attributable to the Company’s shareholders	422,308	(299,374)	130,510
Weighted average number of ordinary shares outstanding	958,029,717	1,002,810,673	1,002,308,275
Basic net income (loss) from continuing operations per ordinary share	0.41	(0.43)	0.13
Basic net income from discontinued operations per ordinary share	0.03	0.13	—
Basic net income (loss) per ordinary share	0.44	(0.30)	0.13

Basic net income (loss) from continuing operations per ADS	8.20	(8.51)	2.60
Basic net income from discontinued operations per ADS	0.62	2.54	—
Basic net income (loss) per ADS	8.82	(5.97)	2.60

Diluted:
Net income (loss) from continuing operations	386,665	(744,090)	124,737
Net income from discontinued operations	29,665	127,553	—
Less: Net loss attributable to the noncontrolling interests	(5,978)	(317,163)	(5,773)
Net income (loss) attributable to the Company’s shareholders	422,308	(299,374)	130,510
Weighted average number of ordinary shares outstanding	958,029,717	1,002,810,673	1,002,308,275
Share options	32,288,811	—	2,993,694
Total	990,318,528	1,002,810,673	1,005,301,969
Diluted net income (loss) from continuing operations per ordinary share	0.40	(0.43)	0.13
Diluted net income from discontinued operations per ordinary share	0.03	0.13	—
Diluted net income (loss) per ordinary share	0.43	(0.30)	0.13

Diluted net income (loss) from continuing operations per ADS	7.93	(8.51)	2.60
Diluted net income from discontinued operations per ADS	0.60	2.54	—
Diluted net income (loss) per ADS	8.53	(5.97)	2.60